Note 13 - Selected Quarterly Financial Data (unaudited) - Selected Quarterly Financial Data (Details) - USD ($)	3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Grant revenue	$ 223,089	$ 322,086	$ 180,441	$ 157,340	$ 174,738	$ 1,004,211	$ 441,561	$ 797,040
Net loss	$ (923,585)	$ (514,515)	$ (679,537)	$ (615,918)	$ (871,714)	$ (190,148)	$ (526,284)	$ (696,797)
Net loss per share (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.02)	$ (0.04)	$ (0.01)	$ (0.02)	$ (0.03)